Redeemable Preferred Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020
Temporary Equity [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	41,692,230	37,932,831	41,692,230
Preferred stock, issued	41,587,368	32,653,742	41,587,368
Preferred stock, outstanding	41,587,368	32,653,742	41,587,368	32,653,742
Unpaid dividends	$ 0	$ 0
Preferred stock
Temporary Equity [Line Items]
Preferred stock, issued			0	0
Series A preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized	6,746,233	6,746,233
Preferred stock, issued	6,641,371	6,746,233
Preferred stock, outstanding	6,641,371	6,746,233
Series B preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized	7,588,369	7,588,369
Preferred stock, issued	7,588,369	7,588,369
Preferred stock, outstanding	7,588,369	7,588,369
Series C preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized	6,001,269	6,001,269
Preferred stock, issued	6,001,269	6,001,269
Preferred stock, outstanding	6,001,269	6,001,269
Series D preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized	12,317,871	17,596,960
Preferred stock, issued	12,317,871	12,317,871
Preferred stock, outstanding	12,317,871	12,317,871
Series D-1 preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized	9,038,488
Preferred stock, issued	9,038,488
Preferred stock, outstanding	9,038,488